Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions	14. Related Party Transactions

On May 10, 2022, we sold an aggregate of $0.1 million in promissory notes, convertible into shares of our common stock at a fixed conversion price of $0.13 per share to Paul Rosenbaum, one of our directors, on the same terms as other convertible notes sold in the transaction (see Note 9).	15. RELATED PARTY TRANSACTIONS

We paid approximately $0.1 million and $0.01 million in 2021 and 2020, respectively, for patent-related legal services to SKGF, of which Robert Sterne, one of our directors since September 2006, is a partner. In addition, we paid approximately $0.1 million in both 2021 and 2020 for principal and interest on the SKGF Note (refer to “Note Payable to a Related Party” included in Note 9). The SKGF Note has an outstanding balance, including accrued interest, of approximately $0.7 million at December 31, 2021.

In January 2020, we issued 500,000 in unregistered shares of our common stock as an in-kind payment of approximately $0.08 million in outstanding amounts payable to Stacie Wilf, sister to Jeffrey Parker.